Stockholders’ Deficit (Details)				1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 01, 2024 USD ($)	Feb. 14, 2024 USD ($) $ / shares shares	Jul. 03, 2023 shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 29, 2021 shares	Nov. 19, 2019 $ / shares shares	Nov. 14, 2019 $ / shares shares	Dec. 31, 2018 shares
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares													$ 1.7571
Conversion Price (in Dollars per share) | $ / shares					$ 1	$ 0.8059
Weighted average price percentage					80.00%
Premium percentage					50.00%
Private placement shares				10,039										100
Number of warrants to purchase shares				612,746									324,999
Convertible notes amount (in Dollars) | $				$ 627,154
Capital stock, authorized						75,120,105
Common stock shares authorized						45,350,000				45,350,000
Conversion price per share						29,770,105
Common stock par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001				$ 0.0001
Preferred stock shares issued		3,999,997											2,845,597
Common stock shares outstanding						9,068,899				9,044,733
Common stock shares issued						9,068,899				9,044,733
Class of warrant or right, outstanding				2,500	9,192,500
Warrant expire term					30 days								5 years
Shares issued price per share (in Dollars per share) | $ / shares												$ 1.7571
Common Stock [Member]
Stokholders’ Deficit [Line Items]
PBAX amount (in Dollars) | $					$ 2,864,074
Common stock shares authorized						45,350,000
Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares				$ 0.0001
Private placement shares							1,200,000
Aggregate cash proceeds (in Dollars) | $	$ 500,000
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares					$ 1
Redemption premium percentage					20.00%
Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio		0.0806
NewCERo [Member]
Stokholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars) | $				$ 10,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 18
Private placement shares						500,000
Temporary equity, shares						764,957				1,288,298
Preferred stock shares authorized						1,000,000
Warrant expire term						5 years
Number of trading days						30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding						8,750,000				8,750,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding						442,500				442,500
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Private placement shares						1,629,500
Common stock par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars) | $		$ 9,980,000
Shares issued price per share (in Dollars per share) | $ / shares		$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price						20 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price						30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrants and Rights Subject to Mandatory Redemption Trigger Price Exceeds [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Warrant price per share (in Dollars per share) | $ / shares						$ 0.01
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion of aggregate share			4,596,250
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares									$ 11.02
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares					$ 1,000	$ 1.7571
Price per share (in Dollars per share) | $ / shares					10
Conversion Price (in Dollars per share) | $ / shares					$ 750
Premium percentage					25.00%
Number of warrants to purchase shares													1,422,799
PBAX amount (in Dollars) | $				$ 1,555,000
Preferred stock shares issued		415,498										2,845,597	2,845,597
Common stock shares issued						3,999,997
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Number of designated shares					12,580
Series A Preferred Stock [Member] | NewCERo [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares					$ 0.0001
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Private placement shares						1,500
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares								$ 12.5
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares								15
Class A Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock shares outstanding						5,563,297
Class A Common Stock [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares								$ 0.0001
Class A Common Stock [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares				2,500
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares											9,192,500
Common stock shares authorized						60,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001
Common stock shares outstanding						5,481,250				885,000
Common stock shares issued						5,481,250				885,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares						$ 18
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares outstanding									6,234,582
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued								4,651,704
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member] | Subsequent Event [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued								5,000,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares						$ 9.2
Percentage of total equity proceeds						60.00%
Market value price per share (in Dollars per share) | $ / shares						$ 9.2
Adjusted Exercise Price of Warrants Percentage						115.00%
Convertible Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares						$ 0.8059
Convertible Preferred Stock [Member] | Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio		0.1757
Class B Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Common stock shares authorized										10,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares										$ 0.0001
Common stock shares outstanding						0				4,596,250
Common stock shares issued						0				4,596,250
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common Stock Voting Rights						one